SUBSEQUENT EVENTS - Payoff of DIP, Equity Rights Offering and Emergence from Bankruptcy (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 23, 2024	Jan. 04, 2024	Nov. 20, 2023	Nov. 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)					$ 0.00001	$ 0.00001	$ 0.0001
Warrant or right outstanding (in shares)					14,900,000
Convertible Notes
Subsequent Event [Line Items]
Debt instrument, face amount						$ 514.8
ERO Shares | Holders of Equity Rights Offering
Subsequent Event [Line Items]
Equity right offering, amount			$ 55.0
Backstop amount				$ 37.1
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.00001
Warrant or right outstanding (in shares)	180,241,211
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.00001
Stock issued during period (in shares)	176,266,782
Subsequent Event | Contingent Value Rights
Subsequent Event [Line Items]
Warrant or right outstanding (in shares)	51,783,625
DIP Facility | Subsequent Event | Line of Credit | B Riley Financial
Subsequent Event [Line Items]
Pre-paid outstanding balance		$ 4.5
Exit fees		$ 0.2
Secured Convertible Notes | Subsequent Event | Convertible Notes
Subsequent Event [Line Items]
Debt instrument, face amount	$ 260.0